Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 884,979	¥ 612,623
Accrued benefit cost	(64,735)	(66,028)
Domestic Subsidiaries [Member] | Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,793,848	1,850,847
Service cost	47,064	49,057
Interest cost	14,383	12,308
Acquisitions / Divestitures	(29)	(192)
Amendments		654
Actuarial loss (gain)	49,678	(35,868)
Benefits paid	(67,913)	(67,038)
Lump-sum payment	(15,237)	(15,920)
Benefit obligation at end of fiscal year	1,821,794	1,793,848	¥ 1,850,847
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,346,310	2,200,033
Actual return on plan assets	250,704	159,287
Employer contributions	74,181	54,000
Acquisitions / Divestitures	47	28
Benefits paid	(67,913)	(67,038)
Fair value of plan assets at end of fiscal year	2,603,329	2,346,310	2,200,033
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	798,849	569,218
Accrued benefit cost	(17,314)	(16,756)
Net amount recognized	781,535	552,462
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	478,463	470,578
Service cost	10,169	13,107	14,842
Interest cost	15,359	15,287	18,120
Plan participants' contributions	28	13
Amendments		(8,311)
Actuarial loss (gain)	25,519	26,295
Benefits paid	(19,388)	(16,359)
Lump-sum payment	(861)	(724)
Translation adjustments and other	(7,233)	(21,423)
Benefit obligation at end of fiscal year	502,056	478,463	470,578
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	477,479	457,989
Actual return on plan assets	75,824	35,040
Employer contributions	16,969	21,648
Plan participants' contributions	28	13
Benefits paid	(19,388)	(16,359)
Translation adjustments and other	(8,266)	(20,852)
Fair value of plan assets at end of fiscal year	542,646	477,479	457,989
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	83,578	43,405
Accrued benefit cost	(42,988)	(44,389)
Net amount recognized	40,590	(984)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	35,222	46,061
Service cost	676	990	1,409
Interest cost	1,079	1,229	1,843
Plan participants' contributions	455	866
Amendments		(8,562)
Actuarial loss (gain)	506	(489)
Benefits paid	(2,520)	(3,182)
Translation adjustments and other	(1,071)	(1,691)
Benefit obligation at end of fiscal year	34,347	35,222	46,061
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	30,339	30,653
Actual return on plan assets	4,890	1,902
Employer contributions	190	1,099
Plan participants' contributions	455	866
Benefits paid	(2,520)	(3,182)
Translation adjustments and other	(888)	(999)
Fair value of plan assets at end of fiscal year	32,466	30,339	¥ 30,653
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	2,552
Accrued benefit cost	(4,433)	(4,883)
Net amount recognized	¥ (1,881)	¥ (4,883)